Schedule of Company’s Activities (Details)	6 Months Ended
Jun. 30, 2023
ABit Hong Kong Limited [Member]
Ownership	100% owned by Moxian (BVI) Inc
Ownership percentage	100.00%
ABit USA Inc [Member]
Ownership	100% owned by ABit Hong Kong Limited
Ownership percentage	100.00%
Beijing Bit Marix Co Ltd [Member]
Ownership	100% owned by ABit Hong Kong Limited
Ownership percentage	100.00%